SMITH HAYES TRUST, INC.



                                CAPITAL BUILDER
                                  CONVERTIBLE
                                   SMALL CAP
                            GOVERNMENT/QUALITY BOND

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1995

           Schedule of Investments
               Capital Builder Fund.....................................   1
               Convertible Fund.........................................   4
               Small Cap Fund...........................................   7
               Government/Quality Bond Fund.............................  11


           Statement of Assets and Liabilities..........................  13


           Statement of Operations......................................  14


           Statements of Changes in Net Assets
               Capital Builder Fund.....................................  15
               Convertible Fund.........................................  15
               Small Cap Fund...........................................  16
               Government/Quality Bond Fund.............................  16


           Financial Highlights
               Capital Builder Fund.....................................  17
               Convertible Fund.........................................  18
               Small Cap Fund...........................................  19
               Government/Quality Bond Fund.............................  20


           Notes to Financial Statements................................  21

                            SMITH HAYES TRUST, INC.
                            Schedule of Investments
                               December 31, 1995
                                  (Unaudited)

                              CAPITAL BUILDER FUND

                                                        Percent
                                                         of Net           Market
    Shares     Common Stock              93.84%          Assets            Value
   -------    -----------------------------------       --------         -------

               Cosmetics/Personal Care                    2.96%
               ------------------------                  ------
    4,500      Gillette Company                                         $234,562
                                                                         -------

               Electrical Equipment                       1.87%
               ------------------------                  ------
    6,000      Pacific Scientific Company                                148,500
                                                                         -------

               Electronics                                6.87%
               ------------------------                  ------
   4,000       General Electric Company                                  288,000
    4,500      Motorola, Inc.                                            256,500
                                                                         -------
                                                                         544,500
                                                                         -------
               Entertainment/Leisure                      3.08%
               ------------------------                  ------
    8,500      Harley-Davidson, Inc.                                     244,375
                                                                         -------

               Financial Services                        11.48%
               ------------------------                  ------
    3,990      Chemical Banking Corporation                              234,412
    4,200      Federal Home Loan Mortgage Corporation                    350,700
    1,500      Wells Fargo & Company                                     324,000
                                                                         -------
                                                                         909,112
                                                                         -------
               Food-Processing                            3.38%
               ------------------------                  ------
    6,500      Conagra, Inc.                                             268,125
                                                                         -------

               Holding Companies                          0.81%
               ------------------------                  ------
        2      Berkshire Hathaway, Inc.*                                  64,210
                                                                         -------

               Household Products/Wares                   3.92%
               ------------------------                  ------
   12,000      Newell Company                                            310,500
                                                                         -------

               Insurance                                  6.79%
               ------------------------                  ------
    9,700      Integon Corporation                                       200,063
    4,500      MBIA, Inc.                                                337,500
                                                                         -------
                                                                        $537,563
                                                                         -------

* Indicates nonincome-producing security.

                            SMITH HAYES TRUST, INC.
                      Schedule of Investments (Continued)

                              CAPITAL BUILDER FUND

                                                        Percent
                                                         of Net           Market
    Shares     Common Stock (Continued)                  Assets            Value
   -------    -----------------------------------       --------         -------

               Iron/Steel                                 1.15%
               ------------------------                  ------
   11,000      Kentucky Electric Steel, Inc.*                          $  90,750
                                                                         -------

               Machine-Diversified                        7.93%
              ------------------------                  ------
    6,100      Briggs & Stratton Corporation                             264,587
    7,000      Thermo Electron Corporation*                              364,000
                                                                         -------
                                                                         628,587
                                                                         -------
               Manufacturing                              7.79%
               ------------------------                  ------
    4,000      Eastman Kodak Company                                     268,000
   13,000      Pall Corporation                                          349,375
                                                                         -------
                                                                         617,375
                                                                         -------
               Metals/Mining                              2.68%
               ------------------------                  ------
    6,750      Trinity Industries, Inc.                                  212,625
                                                                         -------

               Office/Business                            4.81%
               ------------------------                  ------
    8,100      Pitney-Bowes, Inc.                                        380,700
                                                                         -------

               Oil/Gas                                    6.31%
               ------------------------                  ------
    7,171      Coastal Corporation                                       267,120
    8,000      Unocal Corporation                                        233,000
                                                                         -------
                                                                         500,120
                                                                         -------
               Pharmaceutical/Medical                     4.15%
               ------------------------                  ------
    5,000      Merck & Company, Inc.                                     328,750
                                                                         -------

               Publishing/Printing                        3.07%
               ------------------------                  ------
    7,000      Belo (A. H.) Corporation Series A                         243,250
                                                                         -------

               Real Estate                                4.00%
               ------------------------                  ------
   13,000      Simon Property Group, Inc.                                316,875
                                                                         -------

               Restaurant/Food Service                    4.27%
               ------------------------                  ------
    7,500      McDonald's Corporation                                   $338,438
                                                                         -------

* Indicates nonincome-producing security.

                            SMITH HAYES TRUST, INC.
                      Schedule of Investments (Continued)

                              CAPITAL BUILDER FUND

                                                        Percent
                                                         of Net           Market
   Shares      Common Stock (Continued)                  Assets            Value
   -------    -----------------------------------       --------         -------

               Retail Store/Apparel                       3.45%
               ------------------------                  ------
    7,000      Sears Roebuck & Company                               $   273,000
                                                                         -------

               Trucking and Leasing                       3.07%
               ------------------------                  ------
   12,000      Werner Enterprises, Inc.                                  243,000
                                                                         -------

               Closed-End Management Company              2.95%
               ------------------------                  ------

   14,000      Global Health Sciences Fund*                              232,750
                                                                         -------



               Total Investments                         96.79%        7,667,667
               Cash Equivalents                           0.58%           46,140
               Net Receivables/(Payables)                 2.63%          208,206
                                                        -------        ---------
               TOTAL NET ASSETS                         100.00%       $7,922,013
                                                        ======        ==========



* Indicates nonincome-producing security.

See accompanying notes to financial statements.

                            SMITH HAYES TRUST, INC.
                            Schedule of Investments
                               December 31, 1995
                                  (Unaudited)

                                CONVERTIBLE FUND

                                                         Percent
  Principal                                              of Net         Market
   Amount                                                Assets          Value
   -------                                              -------        -------
                  Convertible Debentures                 43.04%
                  ----------------------

     25,000       All American Communications 6.50%, due 10/01/03      $  23,000
     15,000       Albany International Corporation 5.25%, due 3/15/02     13,462
     10,000       American Brands, Inc. 7.625%, due 3/5/01                10,500
     25,000       AMR Corporation 6.125%, due 11/1/24                     25,938
     15,000       Apache Corporation 6.00%, due 1/15/02                   17,325
    110,000       Automatic Data Processing, Inc. 0%, due 2/20/12         53,762
     16,000       Big B Inc., 6.50%, due 3/15/03                          15,960
     20,000       Carnival Cruise Lines, Inc. 4.50%, due 7/1/97           29,300
     24,000       Cooper Industries, Inc. 7.05%, due 1/1/15               24,810
     15,000       DAKA International, Inc. 7.00%, due 3/15/03             34,406
     40,000       Delta Air Lines, Inc. 3.23%, due 6/15/03                38,550
     45,000       Elan International 0%, due 10/16/12                     24,300
     15,000       First Financial Management Corp. 5.00%, due 12/15/99    24,338
     12,000       Gencorp, Inc. 8.00%, due 8/1/02                         12,210
     35,000       Hasbro, Inc. 6.00%, due 11/15/98                        38,412
     35,000       IMC Global, Inc. 6.25%, due 12/01/01                    45,588
     60,000       Interpublic Group, Inc. 3.75%, due 4/1/02               57,825
     60,000       Motorola, Inc. 0%, due 9/27/13                          45,900
     50,000       News Corporation 0%, due 3/11/13                        23,375
     30,000       Olsten Corporation 4.875%, due 5/15/03                  34,800
     30,000       Pennzoil Company 6.50%, due 1/15/03                     38,512
     15,000       Raymond Corporation 6.50%, due 12/15/03                 20,775
     20,000       Riverwood International Corporation 6.75%, due 9/15/03  22,025
     50,000       RPM, Inc. 0%, due 9/30/12                               21,500
     25,000       Thermo Electron Corporation 5.00%, due 4/15/01          42,188
     90,000       Time Warner, Inc. 0%, due 6/22/13                       37,013
     22,000       Time Warner, Inc. 8.75%, due 1/10/15                    22,797
     25,000       Varlen Corporation 6.50%, due 6/1/03                    25,313
                                                                         -------
                      Total Convertible Debentures                      $823,884
                                                                         -------

                            SMITH HAYES TRUST, INC.
                      Schedule of Investments (Continued)

                                CONVERTIBLE FUND

                                                         Percent
                                                         of Net          Market
   Shares      Preferred Stock              24.54%      Assets            Value
   -------    -----------------------------------       --------         -------

               Auto/Trucks                                7.65%
               ------------------------                  ------
       850     Ford Motor Company, $4.20 Prfd Series A                 $  80,537
       900     General Motors Corporation, $3.25 Prfd Series C            65,925
                                                                         -------
                                                                         146,462
                                                                         -------
               Financial Services                         7.49%
               ------------------------                  ------
      450      Banc One Corporation, $3.50 Prfd Series C                  29,531
      100      Citicorp, $1.217 Prfd Series 15                            18,287
      550      First Chicago Corporation, $5.75 Prfd Series B             36,850
      500      Soloman, Inc. (Digital), 6.75% Prfd                        23,750
      400      Travelers, Inc., $2.75 Prfd Series B                       34,900
                                                                         -------
                                                                         143,318
                                                                         -------
              Food/Beverage/Tabacco                      1.20%
              ------------------------                  ------
   3,600       RJR Nabisco Holdings Corporation, 9% Prfd Series C         22,950
                                                                         -------

               Metals/Mining                              5.77%
               ------------------------                  ------
      400      Cyprus Amax Mineral Company, $4 Prfd Series A              23,750
      650      Magma Copper Company, 5.625% Prfd Series D                 62,481
      550      Wheeling Pittsburgh Corporation, $3.25 Prfd Series A       24,200
                                                                         -------
                                                                         110,431
                                                                         -------
               Oil/Gas                                    0.94%
               ------------------------                  ------
      350      Valero Energy Corporation, $3.125 Prfd                     18,025
                                                                         -------

               Packaging/Container                        1.49%
               ------------------------                  ------
      500      Sonoco Products Company, $2.25 Prfd Series A               28,563
                                                                         -------
                  Total Preferred Stock                                  469,749
                                                                         -------


               Common Stock                 20.57%
              ------------------------      ------

               Chemical/Drug                              1.12%
               ------------------------                  ------
      250      Bristol Meyers Squibb Company                              21,469
                                                                         -------

               Environmental Control                      1.12%
               ------------------------                  ------
    1,132      USA Waste Services, Inc.*                               $  21,367
                                                                         -------
* Indicates nonincome-producing security.

                            SMITH HAYES TRUST, INC.
                      Schedule of Investments (Continued)

                                CONVERTIBLE FUND

                                                         Percent
                                                         of Net           Market
    Shares     Common Stock (Continued)                  Assets            Value
   -------    -----------------------------------       --------         -------
               Financial Services                         4.64%
               ------------------------                  ------
      300      BankAmerica Corporation                              $     19,425
      300      Federal National Mortgage Association                      37,237
      517      Republic New York Corporation                              32,119
                                                                         -------
                                                                          88,781
                                                                         -------
               Food/Beverage/Tabacco                      2.19%
               ------------------------                  ------
    1,017      Conagra, Inc.                                              41,951
                                                                         -------

               Insurance                                  2.61%
               ------------------------                  ------
    1,000      Aon Corporation                                            49,875
                                                                         -------

               Manufacturing                              1.30%
               ------------------------                  ------
      700      Tyco International Ltd.                                    24,937
                                                                         -------

               Oil/Gas                                    2.14%
               ------------------------                  ------
      571      Amoco Corporation                                          41,041
                                                                         -------

               Restaurant/Food Service                    1.86%
               ------------------------                  ------
    2,420      Consolidated Products, Inc.*                               35,695
                                                                         -------

               Telecommunications                         2.29%
               ------------------------                  ------
    2,500      Alcatel Alsthom ADS                                        43,750
                                                                         -------

               Wholesale Special Line                     1.30%
               ------------------------                  ------
      573      Arrow Electronics, Inc.*                                   24,711
                                                                         -------
                  Total Common Stocks                                    393,577
                                                                         -------

               Total Investments                         88.15%        1,687,210
               Cash Equivalents                          11.49%          219,949
               Net Receivables/(Payables)                 0.36%            6,956
                                                        ------        ----------
               TOTAL NET ASSETS                         100.00%       $1,914,115
                                                        ======        ==========


* Indicates nonincome-producing security.
See accompanying notes to financial statements.

                            SMITH HAYES TRUST, INC.
                            Schedule of Investments
                               December 31, 1995
                                  (Unaudited)

                                 SMALL CAP FUND

                                                        Percent
                                                         of Net           Market
    Shares     Common Stock              96.97%          Assets            Value
   -------    -----------------------------------       --------         -------

               Broadcasting/Media                         2.28%
               ------------------------                  ------
   13,000      Lincoln Telecommunications Company                    $   274,625
                                                                         -------

               Chemicals                                  6.05%
               ------------------------                  ------
    9,800      Chemed Corporation                                        380,975
    7,200      OM Group, Inc.                                            238,500
    5,200      Synalloy Corporation                                      109,850
                                                                         -------
                                                                         729,325
                                                                         -------
               Computer Related                           5.21%
               ------------------------                  ------
    7,000      Stormedia, Inc.*                                          255,500
   10,150      Zilog, Inc. *                                             371,744
                                                                         -------
                                                                         627,244
                                                                         -------
               Electrical Equipment                       9.82%
               ------------------------                  ------
    9,700      Baldor Electric Company                                   195,212
   18,250      Gasonics International Corporation*                       246,375
    2,200      Kent Electronics Corporation*                             128,425
   20,500      Sheldahl, Inc.*                                           371,562
   13,600      Smartflex Systems, Inc.*                                  241,400
                                                                         -------
                                                                       1,182,974
                                                                       ---------
               Electronics                                9.30%
               ------------------------                  ------
    6,700      BMC Industries, Inc.                                      155,775
   16,000      Dynatech Corporation *                                    272,000
    9,500      LTX Corporation*                                           86,688
    7,500      Tech-Sym Corporation*                                     239,062
    8,700      Verifone, Inc. *                                          249,038
    4,700      Zygo Corporation*                                         118,088
                                                                         -------
                                                                       1,120,651
                                                                      ----------


               Engineering/Construction                   1.91%
               ------------------------                  ------
   19,800      Insituform Technologies Class A*                      $   230,175
                                                                         -------

* Indicates nonincome-producing security.

                            SMITH HAYES TRUST, INC.
                      Schedule of Investments (Continued)

                                 SMALL CAP FUND

                                                        Percent
                                                         of Net           Market
    Shares     Common Stock (Continued)                  Assets            Value
   -------    -----------------------------------       --------         -------

               Environmental Control                      2.37%
               ------------------------                  ------
   16,400      Tetra Technologies, Inc.*                                $284,950
                                                                         -------

               Financial Services                         4.65%
               ------------------------                  ------
    3,600      Cullen/Frost Bankers, Inc.                                180,000
    5,250      Mountain Parks Financial Corporation*                     116,812
   13,600      Roosevelt Financial Group, Inc.                           263,500
                                                                         -------
                                                                         560,312
                                                                         -------
               Food Processing                            2.02%
               ------------------------                  ------
  14,100       Hudson Foods, Inc.*                                       243,225
                                                                         -------

               Insurance                                  2.00%
               ------------------------                  ------
    7,600      Sierra Health Services, Inc.*                             241,300
                                                                         -------

               Iron/Steel                                 2.85%
               ------------------------                  ------
  17,700       Quanex Corporation                                        342,938
                                                                         -------

               Machine/Machine Tool                       5.99%
               ------------------------                  ------
    4,700      AGCO Corporation                                          239,700
   10,100      Credence Systems Corporation                              231,038
    5,500      Electroglas, Inc.                                         134,750
    5,000      Kulicke Soffa Industries, Inc.                            116,250
                                                                         -------
                                                                         721,738
                                                                         -------

               Manufacturing                              1.83%
               ------------------------                  ------
   16,625      Paxar Corporation*                                        220,281
                                                                         -------

               Medical Supplies/Services                  4.38%
               ------------------------                  ------
    9,600      Lincare Holding, Inc.*                                    240,000
    9,100      Medisense, Inc.*                                          287,788
                                                                         -------
                                                                        $527,788
                                                                         -------
* Indicates nonincome-producing security.

                            SMITH HAYES TRUST, INC.
                      Schedule of Investments (Continued)

                                 SMALL CAP FUND

                                                        Percent
                                                         of Net           Market
    Shares     Common Stock (Continued)                  Assets            Value
   -------    -----------------------------------       --------         -------

               Oil/Gas                                   12.72%
               ------------------------                  ------
    9,800      Cairn Energy USA, Inc.*                               $   137,200
    5,150      Landmark Graphics Corporation*                            119,737
   15,300      Nuevo Energy Company*                                     342,337
   19,200      Parker & Parsley Petroleum Company                        422,400
   12,200      Pride Pet Services, Inc.*                                 129,625
   12,100      Tejas Power Corporation Class A *                         110,413
   15,600      United Meridian Corporation*                              271,050
                                                                         -------
                                                                       1,532,762
                                                                       ---------
               Publishing/Printing                        1.06%
               ------------------------                  ------
    4,900      Consolidated Graphics, Inc.*                              127,400
                                                                         -------

               Real Estate                                8.19%
               ------------------------                  ------
    7,900      Felcor Suite Hotels, Inc.                                 219,225
   20,950      NHP, Inc.*                                                387,575
   15,600      RFS Hotel Investors, Inc.                                 239,850
   13,600      Sunstone Hotel Investors, Inc.                            139,400
                                                                         -------
                                                                         986,050
                                                                         -------
               Retail/Retail Store                        3.46%
               ------------------------                  ------
   17,300      Friedman's, Inc. Class A*                                 333,025
   20,250      Sun Television and Appliances                              83,531
                                                                         -------
                                                                         416,556
                                                                         -------
               Telecommunications                         4.96%
               ------------------------                  ------
   14,200      Colonial Data Technologies Corporation*                   291,100
   10,300      Intervoice, Inc.*                                         195,700
    6,700      IPC Information Systems, Inc.*                            110,550
                                                                         -------
                                                                      $  597,350
                                                                         -------

* Indicates nonincome-producing security.

                            SMITH HAYES TRUST, INC.
                      Schedule of Investments (Continued)

                                 SMALL CAP FUND

                                                        Percent
                                                         of Net           Market
    Shares     Common Stock (Continued)                  Assets            Value
   -------    -----------------------------------       --------         -------
               Transportation                             3.30%
               ------------------------                  ------
   19,700      Covenant Transport*                                $      236,400
    9,900      Kirby Corporation *                                       160,875
                                                                         -------
                                                                         397,275
                                                                         -------
               Trucking & Leasing                         1.75%
               ------------------------                  ------
   13,800      Swift Transportation Company. Inc.*                       210,450
                                                                         -------

               Wholesale Special Line                     0.87%
               ------------------------                  ------
    5,100      Sodak Gaming, Inc. *                                      105,187
                                                                         -------


               Total Investments                         96.97%      11,680,556
               Cash Equivalents                           3.98%         479,221
               Net Receivables/(Payables)                (0.95)%      (113,938)
                                                       --------       ----------
               TOTAL NET ASSETS                         100.00%     $12,045,839
                                                        =======      ===========


* Indicates nonincome-producing security.

See accompanying notes to financial statements.

                            SMITH HAYES TRUST, INC.
                            Schedule of Investments
                               December 31, 1995
                                  (Unaudited)

                          GOVERNMENT/QUALITY BOND FUND

   Principal                                         Percent of        Market
     Amount                                          Net Assets        Value
   -------                                           --------         -------
                   U.S. Government Securities           77.71%
                  ---------------------------
    200,000      Federal Home Loan Bank 5.58%, due 10/06/00           $  197,531
    197,529      Federal Home Loan Mtg. 7.00%, due 9/1/15                199,999
    150,000      Federal Home Loan Mtg. 7.00%, due 11/15/19              152,812

    254,809      Federal Natl. Mtg. Asso. 6.00%, due 10/01/99            254,412
    246,285      Federal Natl. Mtg. Asso. 6.50%, due 10/01/02            248,749

    153,433      Govt. Natl. Mtg. Asso. 6.50%, due 8/20/08               154,488
    112,785      Govt. Natl. Mtg. Asso. 11.50%, due 10/15/10             128,716
    233,704      Govt. Natl. Mtg. Asso. 10.00%, due 12/15/18             256,637
      4,176      Govt. Natl. Mtg. Asso. 10.00%, due 5/15/19                4,586
     25,518      Govt. Natl. Mtg. Asso. 9.50%, due 9/15/19                27,377
     41,311      Govt. Natl. Mtg. Asso. 10.00%, due 5/15/20               45,365
    129,207      Govt. Natl. Mtg. Asso. 9.50%, due 9/15/21               138,616
    130,523      Govt. Natl. Mtg. Asso. 7.50%, due 4/15/22               134,194
     96,023      Govt. Natl. Mtg. Asso. 7.50%, due 5/15/23                98,724
    199,167      Govt. Natl. Mtg. Asso. 7.50%, due 1/15/24               204,769

    200,000      Student Loan Mrkt. Asso. Float Rate, due 4/16/96        200,023

    100,000      U. S. Treasury Note 5.50%, due 4/30/96                  100,062
    175,000      U. S. Treasury Note 6.375%, due 8/15/02                 183,586
    250,000      U. S. Treasury Note 5.75%, due 8/15/03                  253,203
    250,000      U. S. Treasury Bond 10.75%, due 8/15/05                 343,555
    300,000      U. S. Treasury Bond 7.125%, due 2/15/23                 343,078
                                                                         -------
                    Total U.S. Government Securities                  $3,670,482
                                                                       ---------

                            SMITH HAYES TRUST, INC.
                      Schedule of Investments (Continued)

                          GOVERNMENT/QUALITY BOND FUND

   Principal                                         Percent of         Market
     Amount                                          Net Assets         Value
                    Corporate Bonds                    18.15%
   -------    -----------------------------------     --------         -------
    150,000      Associates Corp.North America 5.25%, due 9/01/08$       148,941
    100,000      Bankamerica Corporation 8.375%, due 3/15/02             111,522
    100,000      Banc One Corporation 8.74%, due 9/15/03                 115,459
    225,000      Chase Manhattan Credit Card 8.75%, due 8/15/99          227,848
    250,000      Sears Credit Corporation 7.75%, due 9/15/98             253,750
                    Total Corporate Bonds                                857,520



               Total Investments                         95.86%        4,528,002
               Cash Equivalents                           2.93%          138,566
               Net Receivables/(Payables)                 1.21%           56,974
                                                        ------         ---------
               TOTAL NET ASSETS                         100.00%       $4,723,542
                                                        ======         =========



See accompanying notes to financial statements.

                             SMITH HAYES TRUST, INC.
                            Statements of Assets and
                                   Liabilities
                                December 31, 1995
                                   (Unaudited)
                                                                                                                     Government/

                                                Capital                            Quality
                                                Builder   Convertible   Small Cap    Bond
                                                 Fund        Fund        Fund       Fund
                                              ------------ ----------  ---------- ----------
Assets:
  Investments in securities,
    at market value (note 4)                   $7,667,667  1,687,210  11,680,556  4,528,002
  Cash equivalents                                 46,140    219,949     479,221    138,566
  Accrued interest and dividends receivable        14,157     11,831      16,094     69,519
  Receivable for investment securities sold       203,463        -           -          -
  Receivable for fund shares sold                     996        178      37,356        255
  Organizational costs, net of accumulated
   amortization
                                                    5,271       -           -          -
                                              ------------ ----------  ---------- ----------
       Total assets                             7,937,694  1,919,168  12,213,227  4,736,342
                                              ------------ ----------  ---------- ----------

Liabilities:
  Accrued expenses, including investment
   management and services fees and
   distribution expense reimbursement
   payable to adviser, administrator
    and distributor (note 3)                       11,476      4,760      16,387      6,396
  Payable for securities purchased                   -            -      146,008        -
  Payable for fund shares redeemed                  4,205        293       4,993      6,404
                                              ------------ ----------  ---------- ----------
          Total liabilities                        15,681      5,053     167,388     12,800
                                              ------------ ----------  ---------- ----------
Net assets applicable to outstanding
  capital stock                                $7,922,013  1,914,115  12,045,839  4,723,542
                                              ============ ==========  ========== ==========

Net assets are represented by:
  Capital stock outstanding, at par (note 6)          717        152         886        446
  Additional paid-in capital                    6,403,772  1,661,681   10,891,293 4,829,321
  Accumulated undistributed net
    investment income (loss)                     (28,601)        836   (120,447)      3,679
  Accumulated undistributed net realized
    gain (loss)                                   128,491         20     269,828   (218,019)
  Unrealized appreciation (note 5)              1,417,634    251,426   1,004,279    108,115
                                              ------------ ----------  ---------- ----------
       Total amount representing net assets
         applicable to shares outstanding      $7,922,013  1,914,115   12,045,839 4,723,542
                                              ============ ==========  ========== ==========
Net asset value per share of
  outstanding capital stock                        $11.06      12.60       13.60      10.60
                                              ============ ==========  ========== ==========

See accompanying notes to financial statements.

                                  SMITH HAYES TRUST, INC.
                                  Statement of Operations
                            Six Months Ended December 31, 1995
                                        (Unaudited)

                                                                                                                    Government/
                                                  Capital                         Quality
                                                  Builder              Small Cap    Bond
                                                           Convertible
                                                   Fund      Portfolio Portfolio  Portfolio
                                                 ----------  --------  ---------- ---------

Investment income:
  Dividends                                        $56,447    15,616      53,533     -
  Interest                                          15,158    26,345      21,826   161,950
                                                 ----------  --------  ---------- ---------
      Total investment income                       71,605    41,961      75,359   161,950
                                                 ----------  --------  ---------- ---------

Expenses (note 3):
  Investment advisory fees                          21,679     7,853      46,342    14,394
  Administration fees                                7,226     2,147      12,792     5,477
  Distribution expenses                             14,356     4,680      27,736     7,136
  Amortization of organizational costs                  93       -           -          -
  Custodial fees                                     2,110     1,032       3,733     1,984
  Auditing and tax accounting fees                   3,951     2,020       2,620     2,747
  Other operating expenses                           5,145     1,031       7,418     1,940
                                                 ----------  --------  ---------- ---------
      Total expenses                                54,560    18,763     100,641    33,678
                                                 ----------  --------  ---------- ---------
      Net investment income (loss)                  17,045    23,198    (25,282)   128,272
                                                 ----------  --------  ---------- ---------

Realized and unrealized gain on investments (note 5):
  Net realized gain (loss)                         128,491    94,645   1,199,344  (31,935)
                                                 ----------  --------  ---------- ---------
  Net unrealized appreciation (depreciation)
    Beginning of period                                      179,058   1,325,971   (3,781)
    End of period                                1,417,634   251,426   1,004,279   108,115
                                                 ----------  --------  ---------- ---------
     Net unrealized appreciation (depreciation)  1,417,634    72,368   (321,692)   111,896
                                                 ----------  --------  ---------- ---------
     Net realized and unrealized
     gain on investments                         1,546,125   167,013     877,652    79,961
                                                 ----------  --------  ---------- ---------

Net increase in net assets
   resulting from operations                     $1,563,170  190,211     852,370   208,233
                                                 ==========  ========  ========== =========


See accompanying notes to financial statements.

                             SMITH HAYES TRUST, INC.
           Statements of Changes in Net Assets The Period from August
                    24, 1995 (commencement of operations) to
               December 31, 1995 for the Capital Builder Fund and
                     Six Months Ended December 31, 1995 and
                Year Ended June 30, 1995 for the Convertible Fund

                                           Capital
                                           Builder            Convertible
                                             Fund                 Fund
                                          -----------     ---------------------

                                         Six Months      Six Months    Year
                                           Ended           Ended       Ended
                                           Dec. 31,        Dec. 31,   June 30,
                                             1995           1995       1995
                                          -----------     ---------- ----------
                                          (Unaudited)     (Unaudited)
Operations:
    Net investment income                    $17,045         23,198     56,762
    Net realized gain (loss) on investments  128,491         94,645   (11,847)
    Unrealized appreciation                1,417,634         72,368    202,659
                                          -----------     ---------- ----------
        Net increase in net assets
          resulting from operations        1,563,170        190,211    247,574
                                          -----------     ---------- ----------

Distributions to shareholders from:
    Net investment income                     17,093         22,449     58,599
    Net realized gains                         -             73,269    165,477
                                          -----------     ---------- ----------
        Total distributions                   17,093         95,718    224,076
                                          -----------     ---------- ----------

Capital share transactions: (note 6)
    Proceeds from sales                    8,137,929        121,537    169,674
    Payment for redemptions               (1,779,086)     (162,029)  (1,359,579)
    Reinvestment of net investment
     income and net realized gain
      distributions at net asset value        17,093         95,147    223,270
                                          -----------     ---------- ----------
        Total increase (decrease) from
          capital share transactions       6,375,936         54,655  (966,635)
                                          -----------     ---------- ----------
        Total increase (decrease)
          in net assets                    7,922,013        149,148  (943,137)

Net assets:

  Beginning of period                           -         1,764,967  2,708,104
                                          -----------     ---------- ----------
  End of period                           $7,922,013      1,914,115  1,764,967
                                          ===========     ========== ==========


See accompanying notes to financial statements.




                                SMITH HAYES TRUST, INC.
                          Statements of Changes in Net Assets
            Six Months Ended December 31, 1995 and Year Ended June 30, 1995



                                              Small Cap            Government/Quality
                                                 Fund                   Bond Fund
                                        -----------------------   ----------------------
                                        Six Months    Year       Six Months     Year
                                          Ended       Ended        Ended       Ended
                                         Dec. 31,    June 30,     Dec. 31,    June 30,
                                           1995        1995         1995        1995
                                        ------------ ----------   ----------  ----------
                                        (Unaudited)               (Unaudited)
Operations:
    Net investment income (loss)           ($25,282)  (50,907)     128,272     398,566
    Net realized gain (loss)
     on investments                       1,199,344   (37,137)     (31,935)   (232,150)
    Unrealized appreciation
       (depreciation)                      (321,692)1,623,590      111,896     352,454
                                        ------------ ----------   ----------  ----------
        Net increase in net assets
          resulting from operations         852,370 1,535,546      208,233     518,870
                                       ------------ ----------   ----------  ----------

Distributions to shareholders from:
    Net investment income                    -            -        128,557     406,678
      Net realized gains                    897,261   276,654         -            292
                                        ------------ ----------   ----------  ----------
        Total distributions                 897,261   276,654      128,557     406,970
                                        ------------ ----------   ----------  ----------

Capital share transactions: (note 6)
    Proceeds from sales                   2,364,539  3,211,418    589,006      767,050
    Payment for redemptions                (735,656)(2,372,561)  (757,819)  (5,398,157)
    Reinvestment of net investment
     income and net realized gain
     distributions at net asset value       872,059    273,095    118,755      380,984
                                      ------------  ----------   ----------  ----------
        Total increase (decrease) from
     capital share transactions           2,500,942  1,111,952     (50,058)   (4,250,123)
                                        ------------ ----------   ----------  ----------
        Total increase (decrease)
         in net assets                    2,456,051  2,370,844       29,618   (4,138,223)

Net assets:
  Beginning of period                     9,589,788  7,218,944    4,693,924   8,832,147
                                        ------------ ----------   ----------  ----------
  End of period                         $12,045,839  9,589,788    4,723,542   4,693,924
                                        ============ ==========   ==========  ==========


See accompanying notes to financial statements.

                            SMITH HAYES TRUST, INC.
                              FINANCIAL HIGHLIGHTS
            Period from August 24, 1995 (commencement of operations)
                              to December 31, 1995
                                  (Unaudited)


                                               Capital Builder
                                                   Fund
                                               -----------------

Net asset value:
  Beginning of period                                  $10.00

  Income from investment operations:
    Net investment income                                0.02
    Net realized and unrealized gain
        on investments                                   1.06
                                                        -----
     Total income from
         investment operations                           1.08
                                                         ----
    Distributions from net investment                  (0.02)
income

  End of period                                        $11.06
                                                        =====

Total return                                           30.44% *
                                                       ======
Ratios/Supplemental data:
  Net assets, end of period                        $7,922,013

  Ratio of expenses to average net assets               1.89% *

  Ratio of net income to average net assets             0.59% *

  Portfolio turnover rate                              17.22%




*Annualized for those periods less than
twelve months in duration.

See accompanying notes to financial statements.


                             SMITH HAYES TRUST, INC.
                              FINANCIAL HIGHLIGHTS
             Six Months Ended December 31, 1995 and Years Ended June
                       30, 1995, 1994, 1993, 1992 and 1991

                                                  Convertible Fund
                             ------------------------------------------------------------

                           Six Months Ended
                             Dec. 31,       1995      1994      1993      1992      1991
                               1995
                             (Unaudited)
Net asset value:
  Beginning of period           $11.97     11.69     12.58     10.76      9.96      9.86
                                 -----      ----     -----     -----      ----     -----
  Income (loss) from
    investment operations:
    Net investment income         0.16      0.30      0.29      0.33      0.31      0.40
    Net realized and unrealized
        gain (loss)
      on  investments             1.13      1.01     (0.53)     2.16      0.80     (0.06)
                                  ----      ----     -----     -----      ----     -----
     Total income (loss)
   from investmen operations      1.29      1.31     (0.24)     2.49      1.11      0.34
                                  ----      ----     -----     -----      ----     -----

  Less distributions:
    Dividends from net
      investment income         (0.16)    (0.30)    (0.29)    (0.33)    (0.31)    (0.21)
    Distributions from
      capital gains             (0.50)    (0.73)    (0.36)    (0.34)       -      (0.03)
                                 ----      ----     -----     -----      ----     -----
      Total distributions       (0.66)    (1.03)    (0.65)    (0.67)    (0.31)    (0.24)
                                 ----      ----     -----     -----      ----     -----
  End of period                 $12.60    11.97     11.69     12.58     10.76      9.96
                                 =====    =====     =====     =====     =====     =====

Total return                    21.62% *  14.09%   (2.26%)    24.06%    10.95%     5.09%
                                =====     =====     =====     =====     =====     =====
Ratios/Supplemental data:
  Net assets, end of period  $1,914,115 1,764,967 2,708,104  2,368,876 1,791,325 1,188,680

  Ratio of expenses to
    average net assets           2.00% *   2.25%     2.06%     2.13%     2.48%     2.79%
  Ratio of net income to
    average net assets           2.47% *   2.58%     2.27%     2.91%     2.85%     3.48%

  Portfolio turnover rate       19.40%    51.31%    65.76%    69.72%    96.02%    70.77%


*Annualized for those periods less than twelve months in duration.

See accompanying notes to financial statements.


                             SMITH HAYES TRUST, INC.
                              FINANCIAL HIGHLIGHTS
             Six Months Ended December 31, 1995 and Years Ended June
                             30, 1995, 1994 and 1993

                                                       Small Cap Fund
                                     ---------------------------------------------------
                                    Six Months Ended
                                      Dec. 31,           1995         1994         1993
                                        1995
                                     (Unaudited)
Net asset value:
  Beginning of period                     $13.49        11.59        11.77        10.00
                                           -----        -----        -----        -----
  Income from investment operations:
    Net investment loss                   (0.03)       (0.08)       (0.07)       (0.05)
    Net realized and unrealized gain
        on investments                      1.24         2.34         0.20         1.83
                                            ----        -----         -----        ----
     Total income from
         investment operations              1.21         2.26         0.13         1.78
                                           -----        -----        -----        -----
    Distributions from capital gains       (1.10)       (0.36)       (0.31)       (0.01)
                                           -----        -----        -----        -----

  End of period                           $13.60        13.49        11.59        11.77
                                           ======        =====        =====        =====
Total return                               17.87% *     20.33%        1.21%       17.80%
                                           ======        =====        =====        =====
Ratios/Supplemental data:
  Net assets, end of period          $12,045,839    9,589,788     7,218,944    3,137,762

  Ratio of expenses to average
    net assets                              1.81% *      1.93%        1.91%        2.18%

  Ratio of net income to average
   net assets                              (0.45%)*     (0.60%)      (0.60%)      (0.87%)

  Portfolio turnover rate                  57.46%       86.50%       75.23%       47.55%


*Annualized for those periods less
than twelve months in duration.

See accompanying notes to financial statements.


                             SMITH HAYES TRUST, INC.
                              FINANCIAL HIGHLIGHTS
               Six Months Ended December 31, 1995 and Years Ended
                    June 30, 1995, 1994, 1993, 1992 and 1991

                                             Government/Quality Bond Fund
                             --------------------------------------------------------------

                           Six Months Ended
                             Dec. 31,       1995        1994      1993      1992      1991
                               1995
                             (Unaudited)

Net asset value:
  Beginning of period           $10.43     10.21       11.17     10.93     10.42     10.31
                                 -----     -----       -----     -----     -----     -----

  Income (loss) from investment operations:
    Net investment income         0.29      0.60        0.54      0.64      0.73      0.57
    Net realized and unrealized
      gain (loss) on investments  0.17      0.22      (0.75)      0.43      0.60      0.11
                                 -----     -----       -----     -----     -----     -----
     Total income (loss)
    from investment operations    0.46      0.82      (0.21)      1.07      1.33      0.68
                                 -----     -----       -----     -----     -----     -----
  Less distributions:
    Dividends from net
       investment income        (0.29)    (0.60)      (0.54)    (0.64)    (0.71)    (0.51)
    Distributions from
     capital gains                 -          -       (0.21)    (0.19)    (0.11)    (0.06)
                                 -----     -----       -----     -----     -----     -----

      Total distributions       (0.29)    (0.60)      (0.75)    (0.83)    (0.82)    (0.57)
                                 -----     -----       -----     -----     -----     -----

  End of period                 $10.60     10.43       10.21     11.17     10.93     10.42
                                ======     =====       =====     =====     =====     =====

Total return                     8.87% *   9.42%     (2.00%)    11.00%    12.79%     8.91%
                                ======     =====       =====     =====     =====     =====
Ratios/Supplemental data:
  Net assets, end of period  $4,723,542 4,693,924  8,832,147  9,709,386 8,112,226 6,060,110

  Ratio of expenses to
     average net assets          1.41% *   1.47%       1.37%     1.38%     1.50%     1.58%
  Ratio of net income to
     average net assets          5.37% *   5.86%       4.94%     6.25%     6.64%     6.92%

  Portfolio turnover rate       18.56%     9.33%     218.11%   175.95%   507.52%   102.55%

*Annualized for those periods less than twelve months in duration.


See accompanying notes to financial statements.

                            SMITH HAYES TRUST, INC.
                         Notes to Financial Statements
                               December 31, 1995
                                  (Unaudited)

1.  Organization
     SMITH HAYES Trust, Inc. (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust issues its shares in series, each series representing a distinct fund with its own investment objectives and policies. These financial statements relate only to the following funds:

        Capital Builder Fund                    Small Cap Fund
        Convertible Fund                        Government/Quality Bond Fund

2.   Summary of Significant Accounting Policies
     The following is a summary of significant accounting policies employed by the Trust in preparing its financial statements:

     Valuation of Investments
     Investment securities are carried at market determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

     o Securities not listed on an exchange or securities for which a latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of The Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

     All securities are valued in accordance with the above policies at the close of each business day.

     At December 31, 1995, the cost of investment securities is identical for financial reporting and income tax purposes.

                            SMITH HAYES TRUST, INC.
                         Notes to Financial Statements

2.  Continued
     When a call option is written on behalf of a fund, an amount equal to the premium received by the fund is included by the fund in the fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. The current market value of a traded option is the last sales price on the principal exchange on which such options are traded, or in the absence of such a sale, at the latest ask quotation. When an option expires on its stipulated expiration date or the fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally received.

     When a put option is written, an amount equal to the premium paid by the fund is included by the fund in the fund's statement of assets and liabilities as an asset. The amount of the asset is subsequently marked to market to reflect the current value of the option written. The current market value of a traded option is the last sales price on the principal exchange on which such options are traded, or in the absence of such a sale, at the latest ask quotation. When an option expires on its stipulated expiration date or the fund enters into a closing sales transaction, the fund realizes a gain (or loss if the cost of a closing transaction is lower than the premium paid when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the asset related to such option is extinguished. When an option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from the sale are increased by the premium originally paid.

     At December 31, 1995, the funds authorized to write option contracts had no such option contracts outstanding nor were any written during the period.

     Security Transactions
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and discount on the straight-line basis, is accrued daily.

     Realized investment gains and losses are determined by specifically identifying the issue sold.

                            SMITH HAYES TRUST, INC.
                         Notes to Financial Statements

2.  Continued
     Federal Income Taxes
     It is the policy of each fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the funds to their shareholders within the time period allowed by Federal law. Each fund is treated as a separate entity for tax purposes, and on a calendar basis will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any federal excise tax. The funds will not distribute net realized losses. Distributions will be made when capital gains have been generated to cover these losses. Each fund prepares its tax return on an accrual basis.

     Distributions to Shareholders
     Dividends to shareholders are recorded on the ex-dividend date.

     Cash Equivalents
     The Trust considers investments with a maturity of three months or less when purchased to be cash equivalents.

3.   Related Party Transactions
     The Trust and each fund have retained CONLEY SMITH, Inc. (the Adviser) as their exclusive investment adviser. The agreement provides that each fund, except the Government/Quality Bond Fund, will pay the Adviser a fee equal to .75% per annum of the fund's average daily net assets. The Government/Quality Bond Fund pays .60% per annum of its average daily net assets.

     On July 18, 1995, the Trust and each fund also retained Lancaster Administrative Services, Inc. (the Administrator), as successor to CONLEY SMITH, Inc., to act as its administrator and transfer agent. The agreement provides that each fund will pay an administrative fee to the Administrator equal to .25% per annum of its average daily net assets.

     In addition to the advisory and administrative services agreements, the Trust and each fund have retained SMITH HAYES Financial Services Corporation (the Distributor), a company related through common ownership and management, to act as the underwriter and distributor of the fund's shares. Pursuant to the shareholder approved distribution plan under Rule 12b-1, each fund will reimburse the

                               SMITH HAYES TRUST, INC.
                         Notes to Financial Statements

3.   Continued
     distributor for shareholder-related expenses incurred in connection with the distribution of the fund's shares, however, under no circumstances shall such reimbursement exceed .50% per annum of the fund's average daily net assets (.25% for the Government/Quality Bond Fund).

     Under the terms of the advisory, administrative and distribution agreements outlined above, the funds collectively paid $90,268, $27,642 and $53,908, respectively, for such services. Of the amount paid to the Distributor, $48,330 was retained by them for sales of the Trust's shares made by their agents and brokers.

     At  December  31,  1995,  the  following  accrued  investment   management,
     administrative fees and distribution expenses were payable to the Adviser, Administrator and the Distributor:

                                 Payable        Payable       Payable
                                   to             to            to
                                 Adviser     Administrator  Distributor  Total
                                 -------     -------------  ----------   ------
     Capital Builder Fund         $5,022       $1,674        $3,339    $10,035
     Convertible Fund              1,213          404           824      2,441
     Small Cap Fund                7,482        2,494         4,880     14,856
     Government/Quality
       Bond Fund                   2,412        1,005         1,074      4,491


     Under the terms of the adviser agreement, the Adviser may be obligated to reimburse a fund up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the fund, including the Adviser's fee, exceed certain limitations. At December 31, 1995, no expense reimbursement was required.

     In addition to the amounts paid by the funds under the adviser, administrative and distribution plans, the funds primarily used SMITH HAYES Financial Services Corporation (SMITH HAYES) to affect security trades on their behalf. As is customary in the industry, the investment sub-advisers evaluate the pricing and ability to execute the transaction in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $13,482 for their brokerage services during the six months ended December 31, 1995.

                            SMITH HAYES TRUST, INC.
                         Notes to Financial Statements

4.   Investments
     Cost of investment securities held at December 31, 1995, was as follows for each fund:

           Capital Builder Fund                       $ 6,250,033
           Convertible Fund                             1,435,784
           Small Cap Fund                              10,676,277
           Government/Quality Bond Fund                 4,419,887

5.   Securities Transactions
     Purchases of securities and proceeds from sales during the six months ended December 31, 1995, were as follows for each fund:

                                               Purchases of        Proceeds
                                                Securities        from Sales
                                               ------------       ----------
        Capital Builder Fund                    $7,733,689        $1,312,105
        Convertible Fund                           330,232           568,929
        Small Cap Fund                           7,642,107         6,010,753
        Government/Quality Bond Fund             3,133,926         2,960,470

     At December 31, 1995, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each fund were as follows:

                                                       Aggregate Gross
                                                         Unrealized
                                               Appreciation       Depreciation
                                               ------------       ------------
        Capital Builder Fund                    $1,539,984          $122,350
        Convertible Fund                           285,665            34,239
        Small Cap Fund                           1,416,674           412,395
        Government/Quality Bond Fund               126,808            18,693

6.   Capital Share Transactions
     The Trust is authorized to issue a total of one billion shares of common stock in series with a par value of $.001 per share. The following summarizes the shares of each fund at December 31, 1995:
                                                              Shares
                                                    Authorized     Outstanding
                                                    ----------     -----------
        Capital Builder Fund                        50,000,000     716,504.115
        Convertible Fund                            50,000,000     151,906.642
        Small Cap Fund                              50,000,000     885,886.983
        Government/Quality Bond Fund                50,000,000     445,727.623

                            SMITH HAYES TRUST, INC.
                         Notes to Financial Statements

6.   (Continued)
     Transactions in the capital stock of each fund for the six months ended December 31, 1995, were as follows:

                                                    Capital
                                                     Builder        Convertible
                                                      Fund             Fund
                                                  -------------    ------------
         Transactions in shares:
         Shares sold                               885,171.610       9,531.176
         Shares redeemed                          (170,231.364)    (12,698.012)
         Reinvested distributions                    1,563.869       7,666.951
         Net decrease                              716,504.115       4,500.115

                                                                   Government/
                                                    Small Cap     Quality Bond
                                                      Fund            Fund
                                                  ------------   -------------
         Transactions in shares:
         Shares sold                               162,153.798      56,221.723
         Shares redeemed                           (51,608.568)    (71,773.962)
         Reinvested distributions                   64,549.166      11,267.079
         Net increase (decrease)                   175,094.396      (4,285.160)

     At December 31, 1995, directors, officers and employees of the Trust, the Adviser, Administrator and Distributor and their immediate families held the following in each fund:
                                                       Shares           Value
                                                       ------        ---------
           Capital Builder Fund                     34,585.687       $382,518
           Convertible Fund                          3,157.222         39,781
           Small Cap Fund                            8,736.845        118,821
           Government/Quality Bond Fund              4,966.864         52,649

7.   Business Changes
     The  Capital  Builder  Fund  commenced   operations  on  August  24,  1995.
     Capitalization of the Capital Builder Fund occurred, in part, through the combination of the Asset Allocation, Balanced and Value Portfolios.

------------------------------------------------------------------------------
                           SMITH HAYES TRUST, INC.

                                ASSET ALLOCATION
                                    BALANCED
                                     VALUE

                                FINANCIAL REPORT
                            PERIOD FROM JULY 1, 1995
                               TO AUGUST 25, 1995

                               TABLE OF CONTENTS

STATEMENT OF OPERATIONS.................................................1

STATEMENTS OF CHANGES IN NET ASSETS.....................................2

FINANCIAL HIGHLIGHTS
     ASSET ALLOCATION PORTFOLIO.........................................3
     BALANCED PORTFOLIO.................................................4
     VALUE PORTFOLIO....................................................5

NOTES TO FINANCIAL STATEMENTS...........................................6

                       SMITH HAYES TRUST, INC.
                       Statement of Operations
             Period from July 1, 1995 to August 25, 1995
                             (Unaudited)


                                             Asset
                                           Allocation  Balance     Value
                                           Portfolio  Portfolio  Portfolio
                                          ----------- ---------- ---------
Investment income:
  Dividends                                  $1,934      1,555     1,323
  Interest                                    9,702     11,437     4,514
                                              -----     ------     -----
      Total investment income                11,636     12,992     5,837
                                             ------     ------     -----

Expenses (note 3):
  Investment advisory                         3,062      3,405     2,518
  Administration fees                           562        584       462
  Distribution expenses                       1,435      1,570     1,177
  Other operating expenses                    2,179      1,436     3,813
                                              -----      -----     -----
      Total expenses                          7,238      6,995     7,970
                                              -----      -----     -----
      Net investment income (loss)            4,398      5,997    (2,133)
                                              -----      -----    -------

Realized and unrealized gain (loss) on
  investments:
  Net realized gain                          288,959    305,004   193,236
                                             -------    -------   -------
  Net unrealized appreciation (depreciation)
    Beginning of period                      239,504    290,401   142,321
    End of period                               -          -         -
                                             -------    -------   -------
      Net unrealized depreciation           (239,504)  (290,401) (142,321)
      Net realized and unrealized gain on
          investments                         49,455     14,603    50,915

Net increase in net assets resulting
   from operations                           $53,853     20,600    48,782
                                             =======     ======    ======


See accompanying notes to financial statements.

                            SMITH HAYES TRUST, INC.
                      Statements of Changes in Net Assets
                Period from July 1, 1995 to August 25, 1995 and
                            Year Ended June 30, 1995



                                  Asset Allocation        Balanced             Value
                                      Portfolio           Portfolio           Portfolio
                                 ------------------     ---------------     ----------------
                                  1995        1995      1995      1995       1995     1995
                               (Unaudited)         (Unaudited)         (Unaudited)
                               ----------    ------   ---------  ------   ---------   -----
Operations:
    Net investment income         $4,398      92,804       5,997     139,672       (2,133)    ($20,654)
    Net realized gain
     on investments              288,959     226,971     305,004     277,943      193,236      493,830
    Unrealized appreciation
     (depreciation)             (239,504)    122,454    (290,401)     37,878     (142,321)    (273,014)
                                ---------    -------    ---------    -------     ---------    ---------
        Net increase in net
         assets resulting
         from operations          53,853     442,229      20,600     455,493       48,782      200,162
                                  ------     -------     -------     -------     --------     --------


Distributions to shareholders from:
    Net investment income          4,441      93,316       6,012     140,859         -            -
    Net realized gains           365,277     735,471     383,929     490,579      552,865      409,507
                                 -------     -------     -------     -------      -------      -------
        Total distributions      369,718     828,787     389,941     631,438      552,865      409,507
                                 -------     -------     -------     -------      -------      -------

Capital share transactions:
    Proceeds from sales              280      89,077      12,209     295,171       24,700      323,001
    Payment for redemptions     (115,492) (3,881,092)   (658,834) (4,899,867)    (107,810)  (4,155,154)
    Shares transfered in
     connections with
     reorganization          (1,931,940)      -       (1,834,768)      -       (1,619,991)      -
    Reinvestment of net
     investment income
     and net realized
     gain distributions
     at net asset value         369,719     828,787      384,490     623,511      552,864      409,507
                               --------    --------     --------    --------    ---------    ---------
        Total decrease from
         capital share
         transactions        (1,677,433) (2,963,228)  (2,096,903) (3,981,185)  (1,150,237) (3,422,646)
                             ----------  -----------  -----------  ---------   ----------   ---------
        Total decrease in
         net assets          (1,993,298) (3,349,786)  (2,466,244) (4,157,130)  (1,654,320) (3,631,991)


Net assets:
  Beginning of period         $1,993,298  5,343,084    2,466,244   6,623,374    1,654,320   5,286,311
                              ----------  ---------    ---------   ---------    ---------   ---------
  End of period                    -      1,993,298        -       2,466,244        -       1,654,320
                              ==========  =========    =========  ==========    =========  ==========


See accompanying notes to financial statements.



                            SMITH HAYES TRUST, INC.
                              FINANCIAL HIGHLIGHTS
          Period from July 1, 1995 to August 25, 1995 and Years Ended
                    June 30, 1995, 1994, 1993, 1992 and 1991



                                       Asset Allocation Portfolio
                           ------------------------------------------------

                          1995      1995     1994    1993       1992      1991
                       (Unaudited)
                        -------    -----    ----     ----       ----      ----
 Net asset value:
  Beginning of period   $10.37     11.08    12.33    11.61     10.96      10.09
                         ------    -----    -----    -----     -----      -----

  Income (loss) from
    investment operations:
    Net investment income 0.02      0.27     0.07     0.11      0.12       0.24
    Net realized and
    unrealized gain
    (loss) on investments 0.26      1.02    (0.15)    1.00      0.78       1.14
                          ----      ----    ------    ----      ----       ----
     Total income (loss)
      from investment
      operations          0.28      1.29    (0.08)    1.11      0.90       1.38
                          ----      ----    ------    ----      ----       ----

  Less distributions:
    Dividends from net
     investment income   (0.02)    (0.27)   (0.07)   (0.11)    (0.12)     (0.34)
    Distributions from
     capital gains       (2.02)    (1.73)   (1.10)   (0.28)    (0.13)     (0.17)
                         ------    ------   ------   ------    ------     ------
     Total distributions (2.04)    (2.00)   (1.17)   (0.39)    (0.25)     (0.51)
                         ------    -----    ------   ------    ------     ------

    Shares transfered in
     reorganization      (8.61)
                         ------

  End of period          $0.00    10.37     11.08    12.33     11.61      10.96
                         =====    =====     =====    ======    ======     =====

Total return             17.53%*  19.10%    (.66%)    9.51%     8.19%     12.95%
                         ======   ======    ======    =====     =====    ======
Ratios/Supplemental data:
  Net assets, end
  of period               -   1,993,298 5,343,084 6,433,995 6,937,275 6,470,722
                               $
                               -

  Ratio of expenses to
   average net assets    2.37%*   2.12%     1.96%     1.93%     2.15%      2.39%
  Ratio of net income
    to average
    net assets           1.44%*   2.57%     0.64%     0.91%     1.04%      2.05%
  Portfolio turnover rate  -     46.38%   117.77%    40.53%    19.42%     48.30%


 * Annualized for those periods less than twelve months in duration See accompanying notes to financial statements.

                            SMITH HAYES TRUST, INC.
                              FINANCIAL HIGHLIGHTS
          Period from July 1, 1995 to August 25, 1995 and Years Ended
                    June 30, 1995, 1994, 1993, 1992 and 1991



                                           Balanced Portfolio
                     ----------------------------------------------------------

                       1995        1995     1994     1993        1992      1991
                    (Unaudited)
                     ---------     ----     ----     ----        ----      ----
Net asset value:
  Beginning of period $10.90     11.26     12.23     11.10      10.72     10.77
                      ------     -----     -----     -----      -----     -----

  Income (loss) from
   investment operations:
    Net investment
     income            0.03      0.33      0.20       0.34       0.36      0.37
    Net realized and
     unrealized gain
    (loss) on
     investments       0.07      0.74     (0.43)      1.13       0.38      0.02
                       ----      ----     ------      ----       ----      ----
     Total income (loss)
     from investment
     operations        0.10      1.07     (0.23)      1.47       0.74      0.39
                       ----      ----     ------      ----       ----      ----

  Less distributions:
    Dividends from net
    investment income (0.03)    (0.33)    (0.20)     (0.34)     (0.36)    (0.34)
    Distributions from
    capital gains     (2.30)    (1.10)    (0.54)       -          -       (0.10)
                      ------    ------    ------     -----      ------    ------
 Total distributions  (2.33)    (1.43)    (0.74)     (0.34)     (0.36)    (0.44)
                      ------    ------    ------     -----      ------    ------

   Shares transfered
   in reorganization  (8.67)

  End of period       $0.00     10.90     11.26      12.23      11.10     10.72
                      =====     =====     =====      =====      =====     =====

Total return          6.06%*    11.18%    (1.99%)    13.16%      6.81%     4.84%
                      =====     ======    ======     ======      =====     =====

Ratios/Supplemental data:
  Net assets,
  end of period      $  -   2,466,244 6,623,374  6,991,590  7,386,180 6,122,831

  Ratio of expenses
   to average
   net assets         2.09%*     1.96%     1.91%      1.89%      2.13%     2.31%
  Ratio of net income
   to average
   net assets         1.79%*     2.92%     1.65%      2.59%      3.20%     3.95%
  Portfolio turnover
    rate            128.73%     78.34%    24.17%     24.72%     40.63%    31.70%

 * Annualized for those periods less than twelve months in duration See accompanying notes to financial statements.



                            SMITH HAYES TRUST, INC.
                              FINANCIAL HIGHLIGHTS
          Period from July 1, 1995 to August 25, 1995 and Years Ended
                    June 30, 1995, 1994, 1993, 1992 and 1991

                                         Value Portfolio
                    -----------------------------------------------------------

                      1995         1995   1994       1993       1992      1991
                   (Unaudited)
                   ----------      ----   ----       ----       ----      ----


Net asset value:
 Beginning of period $11.29       11.29   11.92      10.24      9.35      9.75
                     ------       -----   -----      -----      ----      ----

Income (loss)
from investment
 operations:
 Net investment
  income              (0.01)      (0.06)  (0.06)      0.02      0.00      0.14
 Net realized and
 unrealized gain (loss)
 on investments        0.36        0.69   (0.57)      1.68      0.90     (0.25)
                       ----        ----   ------      ----     -----     ------
Total income (loss)
from investment
operations             0.35        0.63   (0.63)      1.70      0.90     (0.11)
                       ----        ----   ------      ----     -----     ------

Dividends from net
 investment income      -            -               (0.02)    (0.01)    (0.29)
Distributions from
 capital gains        (4.03)      (0.70)      -        -         -          -
                      ------      ------   ------   ------     ------    ------
 Total distributions  (4.03)      (0.70)      -      (0.02)    (0.01)    (0.29)
                      ------      ------   ------   -------    ------    ------
Shares transfered in
   reorganization     (7.61)
                      -----
  End of period       $0.00       11.22    11.29     11.92      10.24     9.35
                      =====       =====    =====     =====      =====   ======

Total return         19.36%*     11.30%   (5.29%)    16.60%     9.67%    (2.42%)
                     ======      ======   =======    ======     =====   =======
Ratios/Supplemental
   data:
  Net assets,
  end of period       $  -   1,654,320 5,286,311 6,168,798 5,138,910  3,983,877
 Ratio of expenses to
 average net assets   3.17%*      2.11%     1.98%     1.97%     2.35%      2.46%

 Ratio of net income
 to average
 net assets          (0.85%)*    (0.58%)   (0.48%)   (0.03%)    0.18%      1.70%

 Portfolio turnover
 rate                77.27%      96.81%    68.07%    62.24%   113.56%     31.78%

 * Annualized for those periods less than twelve months in duration

                            SMITH HAYES TRUST, INC.
                         Notes to Financial Statements
                  Period From July 1, 1995 to August 25, 1995
                                  (Unaudited)


1. Organization
    SMITH HAYES Trust, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. These are the final financial statements of the Asset Allocation Portfolio, Balanced Portfolio and Value Portfolio. On August 25, 1995 shareholders approved a plan of reorganization, transferring all shares of the Asset Allocation Portfolio, Balanced Portfolio, and Value Portfolio into Capital Builder Fund shares.

2.  Summary of Significant Accounting Policies
    The following is a summary of significant accounting policies employed by the Fund in preparing these financial statements:

    Security Transactions
    Security transactions were accounted for on the date securities were purchased or sold (trade date). Dividend income was recognized on the ex-dividend date and interest income, including amortization of premium and discount on the straight-line basis, was accrued daily.

    Realized   investment  gains  and  losses  are  determined  by  specifically identifying the issue sold.

    Federal Income Taxes
    It was the policy of each portfolio to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the portfolios to their shareholders within the time period allowed by Federal law. Each portfolio is treated as a separate entity for tax purposes, and on a calendar basis distributed substantially all of its net investment income and realized gains, if any, to avoid payment of any federal excise tax. Each portfolio prepared its tax return on an accrual basis.

    Distributions to Shareholders
    Dividends to shareholders were recorded on the ex-dividend date.

3.  Related Party Transactions
    The Fund and each portfolio retained CONLEY SMITH, Inc. (the Adviser) as their exclusive investment adviser. The agreement provides that each portfolio paid the Adviser a fee equal to 1% per annum of the portfolio's average daily net assets.

    On July 18, 1995 the Fund and each portfolio also retained Lancaster Administrative Services, Inc. (the Administrator) to act as their administrator to provide routine administrative services and to serve as transfer agent. The agreement provides that the portfolios paid an administrative fee to the Administrator equal to .1875% per annum of the average daily net assets of each portfolio.

    In addition to the advisory and administrative services agreements, the Trust and each portfolio retained SMITH HAYES Financial Services Corporation (the Distributor), a company related through common ownership and management, to act as the underwriter and distributor of the portfolio's shares. Pursuant to the shareholder approved distribution plan under Rule 12b-1, each portfolio reimbursed the distributor for shareholder-related expenses incurred in connection with the distribution of the portfolio's shares 50% per annum of the portfolio's average daily net assets.

                            SMITH HAYES TRUST, INC.
                         Notes to Financial Statements
                  Period From July 1, 1995 to August 25, 1995
                                  (Unaudited)

3.  Continued
    Under the terms of the advisory and administrative and distribution agreements outlined above, the portfolios collectively paid $8,985 $1,608 and $4,182 respectively, for such services. Of the amount paid to the Distributor, $2,354 was retained by them for sales of the Trust's shares made by their agents and brokers.

    Under the terms of the adviser agreement, the Adviser may be obligated to reimburse a portfolio up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the portfolio, including the Adviser's fee, exceed certain limitations. At August 25, 1995, no expense reimbursement was required.

    In addition to the amounts paid by the portfolios under the adviser, administrative and distribution plans, the portfolios primarily used SMITH HAYES Financial Services Corporation (SMITH HAYES) to affect security trades on their behalf. As is customary in the industry, the investment sub-advisers evaluate the pricing and ability to execute the transaction in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $11,057 for their brokerage services during the period ended August 25, 1995.


4.  Securities Transactions
    Purchases of securities and proceeds from sales during the period from July 1, 1995 to August 25, 1995, were as follows for each portfolio:

                                     Purchases of      Proceeds
                                      Securities     from Sales
                                      -----------   -----------
        Asset Allocation Portfolio      $   -       $ 1,938,681
        Balanced Portfolio             1,583,142      3,767,581
        Value Portfolio                1,220,250      2,814,416
                                      ==========     ==========


5.  Capital Share Transactions
    Transactions in the capital stock of each portfolio for the period from July 1, 1995 to August 25, 1995, were as follows:

                                   Asset
                                Allocation     Balanced         Value
                                 Portfolio     Portfolio      Portfolio
                                ----------    ----------    ------------
     Transactions in shares
     Shares sold                   26.333      1,107.877      2,111.111
     Shares redeemed         (235,131.320)  (271,624.010)  (222,241.428)
     Reinvested distributions  42,940.611     44,347.182     72,649.770
                             ------------   -------------   ------------
     Net decrease            (192,164.376)  (226,168.951)  (147,480.547)
                             ============  ==============  =============

-------------------------------------------------------------------------------


                            SMITH HAYES TRUST, INC.

                             NEBRASKA TAX-FREE FUND

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 1995

                               TABLE OF CONTENTS




                  Schedule of Investments........................   1

                  Statement of Assets and Liabilities............   8

                  Statement of Operations........................   9

                  Statements of Changes in Net Assets............  10

                  Financial Highlights...........................  11

                  Notes to Financial Statements..................  12

                              NEBRASKA TAX-FREE PORTFOLIO
                                SCHEDULE OF INVESTMENTS
                                   DECEMBER 31, 1995
                                      (Unaudited)

                                                         PERCENT
                                                          OF NET
 PRINCIPAL                                               ASSETS        MARKET
  AMOUNT                 TAX-EXEMPT SECURITIES             97.30%      VALUE
 -----------   ------------------------------------------------     -----------

                                 Education                  9.53%
                   ----------------------------------     --------

    200,000   Nebraska Educational Facilities Authority
              Revenue Bonds, Series 1993 (Nebraska Wesleyan
              University Project), 5.55% due 9/1/07                     $206,937


    100,000   Nebraska Educational Finance Authority Revenue
              Bonds, Series 1994 (Dana College Project),
              6.75% due 6/1/14                                           108,062

    200,000   Nebraska Educational Finance Authority Revenue
              Bonds, Series 1995 (Midland Lutheran College Project),
              6.25% due 6/15/15                                          203,610


    300,000   Nebraska Higher Education Loan Program, Inc.
              Junior Subordinate Bonds, Series A-6,
              6.40% due 6/1/13                                           313,527

    100,000   Nebraska State College Revenue Bonds, Series
              1992, 5.00% due 6/15/97                                    100,932

    100,000   Nebraska State Educational Service Unit No. 3
              Series1993 A, 5.50% due 6/1/13                              96,573
                                                                       ---------
                                                                       1,029,641
                                                                       ---------

                          Electric, Water, Sewer         12.87%
                          -----------------------        -----

    300,000   City of Grand Island, Sewer System Revenue
              Bonds Series 1994, 6.00% due 4/1/14                        311,148

    150,000   City of Grand Island Nebraska Electric Revenue
              Bonds 5.60% due 9/1/97                                     153,893

    100,000   City of Hastings, Nebraska Combined Utility
              Revenue Bonds Series 1994, 6.875% due 10/15/14             106,562

    200,000   City of Hastings, Nebraska Electric System
              Revenue Refunding Bonds, Series 1993, 5.00% due 1/1/08    $195,854

                           NEBRASKA TAX-FREE PORTFOLIO
                          SCHEDULE OF INVESTMENTS (Continued)

                                                             PERCENT
 PRINCIPAL                                                    OF NET     MARKET
  AMOUNT                  TAX-EXEMPT SECASSETSS (Continued)   ASSETS      VALUE
----------         ----------------------------------------  -------    -------

                    Electric, Water, Sewer (Continued)
                    ---------------------------------

    100,000   City of Kearney, Nebraska Combined Utilities
              Revenue Refunding Bonds, Series 1993,
              5.25% due 6/1/01                                          $102,835

    200,000   City of Kearney, Nebraska Combined Utilities
              Revenue Refunding Bonds, Series 1994,
              6.10% due 6/1/14                                           210,998

    100,000   City of Lincoln, Nebraska Electric System
              Revenue Refunding Bonds, 1993 Series A,
              5.20% due 9/1/08                                           100,558

    205,000   City of Lincoln, Nebraska Electric System
              Revenue Refunding Bonds, 1992 Series A (Power Supply
              Facilities), 5.75% due 9/1/16                              208,309
                                                                         -------
                                                                       1,390,157
                                                                       ---------

                            General Obligation                    25.34%
                   --------------------------------            -----------

     50,000   Boyd County Nebraska School District No. 38
              (Spencer - Naper) General Obligation Bonds,
              5.85% due 6/15/13                                           51,380

    150,000   Buffalo County Nebraska School District No.
              105 (Pleasanton) General Obligation Bonds, Series 1993,
              5.95% due 12/15/07                                         160,614

    120,000   Colfax County Nebraska School District No. 2
              (Schuyler)General Obligation Bonds, Series 1993, 5.65%
              due 12/15/09                                               124,104

    150,000   Colfax County Nebraska School District No. 2
              (Schuyler)General Obligation Bonds, Series 1993,
              5.75%  due 12/15/11                                        155,565

    100,000   Douglas County Nebraska Sanitary and
              Improvement District No. 257
                General Obligation Refunding Bonds (Ramble
              Ridge), 6.25% due 5/15/09                                  106,143

    100,000   Douglas County Nebraska School District No.
              010, (Elkhorn Public Schools) General Obligation Bonds,
              Series of 1994 6.40% due 12/15/06                         $100,000

                              NEBRASKA TAX-FREE PORTFOLIO
                          SCHEDULE OF INVESTMENTS (Continued)

                                                             PERCENT
 PRINCIPAL                                                   OF NET       MARKET
  AMOUNT                  TAX-EXEMPT SECASSETSS (Continued)  ASSETS        VALUE
-----------        ---------------------------------------  -------     -------

                      General Obligation (Continued)
                     -------------------------------

    150,000   Douglas County Nebraska School District No.
              010, (Elkhorn Public Schools) General Obligation Bonds,
              Series of 1994 6.40% due 12/15/08                         $160,817

    100,000   Douglas County Nebraska School District No.
              010, (Elkhorn Public Schools) General Obligation Bonds,
              Series of 1994 6.60% due 12/15/10                          107,252

    100,000   Douglas County Nebraska School District No.
              010, (Elkhorn Public Schools) General Obligation Bonds,
              Series of 1994 6.75% due 12/15/14                          107,334

     50,000   Hall County, Nebraska School District No. 2
              General Obligation Bonds, 5.15% due 12/1/14                 48,511

    100,000   Keith County School District 001 Nebraska,
              (Ogallala Public School)General Obligation
              School Building Bond, Series 1994B,
              6.30% due 11/15/09                                         105,843

    565,000   Lancaster County School District 001 (Lincoln)
              Lease Purchase General Obligation Bonds, 4.15%
              due 10/26/00                                               565,000

    100,000   Lincoln-Lancaster County Public Building
              Commission General Obligation Bonds, Series 1994,
              6.20% due 10/15/11                                         108,419


    100,000   Morrill County Nebraska School District No.
              021, (Bayard)General Obligation Bonds,
              5.80% due 5/15/06                                          103,143

    100,000   City of North Platte Nebraska General
              Obligation Various Purpose Bonds, Series 1995,
              6.20% due 3/15/15                                          103,697

    130,000   Papillion, Nebraska Municipal Facilities
              Corporation Refunding Bonds (Recreational
              Facilities Project),   5.45% due 1/1/10                   $126,909

                              NEBRASKA TAX-FREE PORTFOLIO
                          SCHEDULE OF INVESTMENTS (Continued)

                                                           PERCENT
 PRINCIPAL                                                  OF NET        MARKET
  AMOUNT                  TAX-EXEMPT SECASSETSS (Continued) ASSETS         VALUE
----------             ------------------------------------ ------      --------

                      General Obligation (Continued)
                      ------------------------------

    175,000   Saunders County, Nebraska School District #107
              Cedar Bluffs Public Schools, General Obligation Bonds,
              6.35% due 7/1/14                                          $183,015

    150,000   Washington County, Nebraska School District
              001, Blair Community Schools, General Obligation Bonds,
              5.90% due  7/15/15                                         153,236


    150,000   Western Nebraska Community College
              Certificates of Participation
                Lease Rentals, 6.55% due 10/15/13                        165,904
                                                                       ---------
                                                                       2,736,886
                                                                       ---------

                                 Hospital                          9.13%
                -----------------------------------------       ---------
    100,000   Douglas County Nebraska Hospital Authority No.
              2 Revenue Bonds, Health Care Facilities (Catholic
              Health Care Corp. A), 5.85% due 11/15/03                   106,349

    125,000   Douglas County Nebraska Hospital Authority No.
              2 Revenue Bonds, Health Care Facilities (Catholic
              Health Care Corp. A), 6.00% due 11/15/15                   130,501

    100,000   Douglas County Nebraska Hospital Authority No.
              1 Revenue Bonds, Health Care Facilities (Archbishop
              Bergan Mercy), 6.25% due 11/15/22                          103,684

    100,000   Gage County Nebraska Hospital Authority No.1
              Hospital Revenue Bonds, (Beatrice Community Hospital and
              Health Center Project), 6.40%  due 10/1/07                 108,360

    200,000   Gage County Nebraska Hospital Authority No.1
              Hospital Revenue Bonds, (Beatrice Community Hospital and
              Health Center Project), 6.75%  due 10/1/14                 216,884

    100,000   Kearney County Nebraska Hospital Authority No.
              1 Revenue Bonds, Series 1993 (Bethpage Mission, of the
              Great Plains, Inc.), 5.90% due 6/1/07                     $106,411

                              NEBRASKA TAX-FREE PORTFOLIO
                          SCHEDULE OF INVESTMENTS (Continued)

                                                               PERCENT
 PRINCIPAL                                                      OF NET   MARKET
  AMOUNT                  TAX-EXEMPT SECASSETSS (Continued)    ASSETS     VALUE
-----------          ---------------------------------------  --------  -------

                           Hospital (Continued)
                       ----------------------------

    200,000   Lancaster County Nebraska Hospital Authority
              Hospital Revenue Bonds, Series 1992 A (Sisters of
              Charity Health Care Systems, Inc.), 6.25% due 5/15/12     $214,538
                                                                        --------
                                                                         986,727
                                                                        --------

                                  Housing                         16.78%
                      -------------------------------           ---------

    150,000   Nebraska Investment Finance Authority Hospital
              Revenue Bonds,(Great Plains Regional Medical Center
              Project), 6.50% due 5/15/14                                162,285

    200,000   Nebraska Investment Finance Authority Hospital
              Revenue Bonds,(Nebraska Methodist Healthcare System),
              6.55% due 3/1/99                                           213,606

     90,000   Nebraska Investment Finance Authority Revenue
              Bonds,(Foundation Educational Building Fund),
              7.00% due 11/1/09                                           92,953

    100,000   Nebraska Investment Finance Authority Single
              Family Housing Revenue Bonds, 1995 Series A,
              6.15% due  3/1/09                                          107,977

    100,000   Nebraska Investment Finance Authority Single
              Family Housing Revenue Bonds, 1995 Series A, 6.20%
              due 9/1/10                                                 108,556

    200,000   Nebraska Investment Finance Authority Single
              Family Housing Revenue Bonds, 1994 Series A-1,
              6.30% due 3/1/17                                           221,182

    250,000   Nebraska Investment Finance Authority Single
              Family Housing Revenue Bonds, 1995 Series B,
              6.40% due  9/1/26                                          273,269

    500,000   Nebraska Investment Finance Authority Single
              Family Housing Revenue Bonds, 1994 Series D-1,
              7.30% due  9/1/26                                          632,598
                                                                         -------
                                                                      $1,812,426
                                                                       ---------

                              NEBRASKA TAX-FREE PORTFOLIO
                          SCHEDULE OF INVESTMENTS (Continued)

                                                             PERCENT
 PRINCIPAL                                                   OF NET       MARKET
  AMOUNT                  TAX-EXEMPT SECASSETSS (Continued)  ASSETS       VALUE
-----------             ----------------------------------  ---------   -----
                                   Power                     11.39%
                                --------------             -----------
    240,000   Cornhusker Public Power District Nebraska
              Electric System Revenue and Refunding Bonds,
              Series 1993, 5.80% due 3/1/16                             $247,206


    100,000   McCook Nebraska Public Power District Electric
              System Revenue and Refunding Bonds, 6.75%
              due 12/15/09                                              107,042

    200,000   Municipal Energy Agency of Nebraska Power
              Supply System Revenue Refunding Bonds, 1992 Series A,
              6.00% due 4/1/17                                           209,388

    250,000   Nebraska Public Power District Electric System
              Revenue Bonds, Series 1993 A, 5.40% due 1/1/09             253,335

    150,000   Nebraska Public Power District Revenue Bonds,
              Power Supply System, Series C, 5.00% due 1/1/17            160,625

    250,000   Omaha Public Power District Nebraska Electric
              Revenue Bonds, Series B, 5.70% due 2/1/17                  253,260
                                                                       ---------
                                                                       1,230,856
                                                                       ---------

                              Transportation                   0.92%
                            -------------------               -------

    100,000   Omaha, Nebraska Airport Authority Airport
              Facilities Revenue Refunding Bonds, Series 1993,
              5.50% due 1/1/13                                            99,650


                             Various Revenues                     11.34%
                         ----------------------                  -------

    150,000   District Energy Corporation Nebraska Facility
              Revenue Bonds, Series 1993 (City-County
              Building and County Correctional
              Family Project), 5.50% due 7/1/13                          150,839

    250,000   City of Lincoln, Nebraska Parking Revenue
              Bonds, Series 1994 C, 6.10% due 8/15/09                    269,217

    100,000   City of Lincoln, Nebraska Parking Revenue
              Bonds, Series 1994 C, 6.15% due 8/15/11                   $107,841

                              NEBRASKA TAX-FREE PORTFOLIO
                          SCHEDULE OF INVESTMENTS (Continued)

                                                               PERCENT
 PRINCIPAL                                                      OF NET    MARKET
  AMOUNT                  TAX-EXEMPT SECASSETSS (Continued)    ASSETS      VALUE
-----------          ----------------------------------------  -------    ------

                       Various Revenues (Continued)
                        --------------------------

    200,000   Nebraska Public Gas Agency Gas Supply System
              Revenue Bonds, Series  A, 6.25% due 4/1/05                $213,208

    200,000   Nebraska Public Gas Agency Gas Supply System
              Revenue Bonds, Series  A, 5.65% due 4/1/06                 204,800

    250,000   County of Scottsbluff, Nebraska Development
              Revenue Bonds Series 1995, (Northfield Villa, Inc. - The
              Residency Project), 6.90% due 4/1/20                       278,529
                                                                       ---------
                                                                       1,224,434
                                                                       ---------


                Total Investments in Securities            97.30%    $10,510,777
                Cash Equivalents                            1.63%        175,871
                Net Receivables/(Payable                    1.07%        115,553
                                                      -----------  -------------
              TOTAL NET ASSETS                           100.00%    $10,802,201
                                                      ===========  =============

    See accompanying notes to financial statements.

                               NEBRASKA TAX-FREE FUND
                         STATEMENT OF ASSETS AND LIABILITIES
                                  December 31, 1995
                                     (Unaudited)


Assets:
  Investments in securities, at market value (cost $10,006,421)      $10,510,777
  Cash equivalents                                                       175,871
  Accrued interest and dividends receivable                              153,634
                                                                   -------------
       Total assets                                                   10,840,282
                                                                   -------------

Liabilities:
  Accrued expenses, including investment management,
    administration and distribution expense reimbursements
    payable to the adviser, administrator and distributor (note 3)         7,332
  Payable for fund shares redeemed                                        30,749
                                                                   -------------
       Total liabilities                                                  38,081
                                                                   -------------
Net assets applicable to outstanding capital stock                   $10,802,201
                                                                   =============

Net assets are represented by:
  Capital stock outstanding, at par                                        1,066
  Additional paid-in capital                                          10,626,045
  Accumulated undistributed net investment income                         24,071
  Accumulated undistributed net realized loss                          (353,337)
  Unrealized appreciation (note 4)                                       504,356
                                                                   -------------
       Total amount representing net assets applicable to
         1,065,988.642 outstanding shares of $.001 par value
        common stock (50,000,000 shares authorized)                  $10,802,201
                                                                   =============

  Net asset value per share                                               $10.13
                                                                          ======


See accompanying notes to financial statements.

                              NEBRASKA TAX-FREE FUND
                              STATEMENT OF OPERATIONS
                        Six Months Ended December 31, 1995
                                    (Unaudited)



Investment Interest Income:                                             $309,627
                                                                     -----------

Expenses (note 3):
    Investment advisory fees                                               8,167
    Administration fees                                                    6,359
    Distribution expenses                                                 13,535
    Custodial fees                                                         2,965
    Auditing and tax accounting fees                                       2,963
    Legal fees                                                             2,028
    Registration fees                                                      2,603
    Other operating expenses                                               3,351
                                                                     -----------
        Total expenses                                                    41,971
                                                                     -----------
        Net investment income                                            267,656
                                                                     -----------

Realized loss and unrealized appreciation on investments (note 4):
    Net realized loss                                                   (43,874)
                                                                     -----------
    Net unrealized appreciation
        Beginning of period                                                1,992
        End of period                                                    504,356
                                                                     -----------
           Net unrealized appreciation                                   502,364
                                                                     -----------
        Net realized and unrealized gain on investments                  458,490
                                                                     -----------
Net increase in net assets resulting from operations                    $726,146
                                                                     ===========


See accompanying notes to financial statements.


                                 SMITH HAYES TRUST, INC.
                                  NEBRASKA TAX-FREE FUND
                           STATEMENTS OF CHANGES IN NET ASSETS
             Six Months Ended December 31, 1995 and Year Ended June 30, 1995



                                                               Six Months Ended
                                                                 Dec 31, 1995         1995
                                                               ----------------     -------
                                                                 (Unaudited)
Operations:
    Net investment income                                            $267,656      511,758
    Net realized loss on investments                                 (43,874)    (289,202)
    Unrealized appreciation on investments                            502,364      581,628
                                                                 ------------- ------------
      Net increase in net assets resulting from operations            726,146      804,184
                                                                 ------------- ------------

Dividends paid to shareholders from net investment income:            267,484      506,537
                                                                 ------------- ------------

Capital share transactions:
    Proceeds from shares sold (136,786.380 and 403,726.098 shares)  1,346,317    3,175,403
    Distributions reinvested (14,544.450 and 25,799.151 shares)       143,912      242,880
    Payment for redemptions (169,294.860 and 221,835.048 shares)   (1,670,555)  (2,085,987)
                                                                 ------------- ------------
      Net increase (decrease) from capital share transactions
         ((17,964.030) and 207,690.201 shares)                       (180,326)    1,332,296
                                                                 ------------- ------------
Total increase in net assets                                          278,336    1,629,943

Net assets:
  Beginning of period                                              10,523,865    8,893,922
                                                                 ------------- ------------
  End of period                                                   $10,802,201   10,523,865
                                                                 ============= ============



See accompanying notes to financial statements.



                             NEBRASKA TAX-FREE FUND
                              FINANCIAL HIGHLIGHTS
             Six Months Ended December 31, 1995 and Year Ended June
                          30, 1995, and for the period
        from July 12, 1993 (commencement of operations) to June 30, 1994




                                             Six Months Ended
                                               Dec.1995           1995        1994
                                            ---------------      ------       -----
                                              (Unaudited)
Net asset value:
  Beginning of period                               $9.71         9.42        10.00
                                                     ----        -----        -----
  Income (loss) from investment operations:
     Net investment income                           0.25         0.48         0.50
     Net realized and unrealized gain
        (loss) on investments                        0.42         0.29        (0.63)
                                                     ----         ----        -----
       Total gain (loss) from investment operations  0.67         0.77        (0.13)
                                                     ----         ----        -----
  Less distributions from net investment income     (0.25)       (0.48)       (0.45)
                                                     ----         ----        -----
  End of period (1)                                $10.13         9.71         9.42
                                                    =====        =====        =====

Total return                                        13.8% *       8.5%       (1.6%) *
                                                    =====        =====        =====

Ratios/Supplemental data:
  Net assets, end of period                   $10,802,201   10,523,865    8,893,922

  Ratio of expenses to average net assets           0.77% *      0.71%        0.41% *
  Ratio of net income to average net assets         4.94% *      5.15%        4.99% *
  Portfolio turnover rate                           9.81%       34.96%        7.45%

*Annualized
(1) Excludes maximum sales charge of 3.90%

See accompanying notes to financial statements.

                             SMITH HAYES TRUST, INC.
                          Notes to Financial Statements
                                December 31, 1995
                                   (Unaudited)


1.  Organization
    SMITH HAYES  Trust,  Inc.  (the Trust) is  registered  under the  Investment
    Company Act of 1940, as amended, as an open-end management investment company. These financial statements apply only to the Nebraska Tax-Free Fund (the Fund).

2.  Summary of Significant Accounting Policies
    The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

    Valuation of Investments: Fund securities are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

    All securities are valued in accordance with the above policies at the close of each business day provided that the Fund has shareholder activity.

    At December 31, 1995, the cost of investment securities is identical for financial reporting and income tax purposes.

    Securities Transactions: Securities transactions are accounted for on the date securities are purchased or sold (trade date). Interest income, including amortization of premium and discount on the straight-line basis, is accrued daily. Realized investment gains or losses are determined by specifically identifying the security sold.

    Federal Income Taxes: It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute virtually all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required. The Fund prepares its tax return on an accrual basis.

    Distributions to Shareholders: Dividends to shareholders are recorded on the ex-dividend date.

    Cash Equivalents: The Trust considers investments with a maturity of three months or less when purchased to be cash equivalents.

                             SMITH HAYES TRUST, INC.
                          Notes to Financial Statements


3.  Related Party Transactions
    The Fund has retained CONLEY SMITH, Inc. (the Adviser) as its exclusive investment adviser. The agreement provides that the Fund will pay the Adviser a fee equal to .15% per annum of its average daily net assets.

    On July 18, 1995, the Fund also retained Lancaster Administrative Services, Inc. (the Administrator), as successor to CONLEY SMITH, Inc., to act as its administrator and transfer agent. The agreement provides that the Fund will pay a fee to the Administrator equal to .125% per annum of the average daily net assets.

    In addition to the advisory and administrative services agreements, the Fund has retained SMITH HAYES Financial Services Corporation (the Distributor), a company related through common ownership and management, to act as the underwriter and distributor of the Fund's shares. Pursuant to the distribution plan under Rule 12b-1, the Fund will reimburse the Distributor for shareholder-related expenses incurred in connection with the distribution of the Fund's shares, however under no circumstances shall such reimbursement exceed .25% per annum of the Fund's average daily net assets.

    Under the terms of the advisory, administrative and distribution agreements outlined above, the Fund paid $8,167, $6,359, and $13,535, respectively, for such services. Of the amount paid to the Distributor, $9,688 was retained by them for the sale of shares made by their agents and brokers. The Distributor also received $8,217 and retained $1,855 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the Fund shares. Such sales charges are not an expense of the Trust and hence are not reflected in the accompanying statement of operations.

    At December 31, 1995 the Fund had accrued sales charges of $115 payable to the Distributor.

    Under the terms of the advisory agreement, the Adviser may be obligated to reimburse the Fund up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Fund, including the Adviser's fee, exceed certain limitations. At December 31, 1995 no expense reimbursement was required.

                             SMITH HAYES TRUST, INC.
                          Notes to Financial Statements

3.  Continued
    In addition to the amount paid by the Fund under the advisory, administration and distribution plans, the Fund used SMITH HAYES Financial Services Corporation (SMITH HAYES) to affect security trades on their behalf. SMITH HAYES was paid commissions in the amount of $8,225 for their brokerage services during the six months ended December 31, 1995.

    At December 31, 1995, the directors, officers, and employees of the Trust, the Adviser, Administrator and Distributor and their immediate families held 6,365.416 shares at a value of $64,482.

4.  Securities Transactions
    The Fund made purchases and sales of investment securities of $1,022,315 and $1,147,097, respectively, during the six months ended December 31, 1995.

    At December 31, 1995, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities were $526,614 and $22,258, respectively.

-------------------------------------------------------------------------------
                             SMITH HAYES TRUST, INC.

                          INSTITUTIONAL MONEY MARKET FUND

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1995

                  Statement of Net Assets........................   1

                  Statement of Operations........................   3

                  Statements of Changes in Net Assets............   4

                  Financial Highlights...........................   5

                  Notes to Financial Statements..................   6

                             SMITH HAYES TRUST, INC.
                          INSTITUTIONAL MONEY MARKET FUND
                              STATEMENT OF NET ASSETS
                                 December 31, 1995
                                    (Unaudited)

                                                           Yield at
      Par                                                 Time of      Amortized
     Value                     Description                 Purchase       Cost
----------------   -------------------------------------   --------  -----------

Certificates of Deposit --4%
         95,000    Beatrice National Bank and Trust
                   Company, Beatrice, Nebraska, due 8/9/96   6.30%       $95,000

         95,000    First Bank & Trust Company,
                     Cozad, Nebraska, due 6/16/96            5.60%        95,000

         95,000    Curtis State Bank,
                     Curtis Nebraska, due 3/16/96            6.25%        95,000

         95,000    Farmers State Bank,
                     Carroll Nebraska, due 6/16/96           6.92%        95,000

         95,000    First National Bank
                     Holdrege Nebraska, due 5/10/96          6.35%        95,000

         95,000    First National Bank
                     York Nebraska, due 4/02/96              6.00%        95,000

         95,000    Havelock Bank
                     Lincoln Nebraska, due 8/03/96           5.80%        95,000

         95,000    Lexington State Bank,
                     Lexington Nebraska, due 2/18/96         6.70%        95,000

         95,000    Minden Exchange Bank & Trust Company
                     Minden Nebraska, due 6/27/96            6.35%        95,000
                                                                   -------------

                   Total (cost $855,000)                                 855,000
                                                                   -------------

Government Securities --2%
        150,000    Federal Home Loan Mtg. Corp., due         5.55%       149,935
                   1/4/96

        200,000    Federal National Mtg. Assn., due          5.52%       198,490
                   2/21/96

        200,000    U.S. Treasury Bill, due 1/11/96           4.98%       199,733
                                                                    ------------
                   Total (cost $548,158)                                 548,158
                                                                   -------------

                             SMITH HAYES TRUST, INC.
                          INSTITUTIONAL MONEY MARKET FUND
                              STATEMENT OF NET ASSETS
                           December 31, 1995 (Continued)
                                    (Unaudited)


TrustCertificates -- U.S. Government Guaranteed Student Loans -- 90%
     23,000,000    Mid-America Student Finance Trust,
                   due 1/09/96 to 12/26/96 (cost
                   $23,000,000)                            5.65% *   $23,000,000
                                                                   -------------

Total Investments -- 96%                                              24,403,158

Excess of other Assets over Total Liabilities -- 4%
    (Includes $8,615 payable to investment adviser,
     administrator and distributor and $105,450
     dividends payable to shareholders)                                1,099,406
                                                                   -------------

Net Assets -- 100%
    Applicable to 25,502,564 outstanding shares of $.001
    par value common stock (100,000,000 shares authorized)           $25,502,564
                                                                   =============

Net Asset Value:
    Offering and redemption price per share                                $1.00
                                                                   =============



*Interest rate fluctuates with 3-month U.S. Treasury Bill rate, subject to no longer than 5-day settlement.


See accompanying notes to financial statements.

                             SMITH HAYES TRUST, INC.
                         INSTITUTIONAL MONEY MARKET FUND
                             STATEMENT OF OPERATIONS
                       Six Months Ended December 31, 1995
                                   (Unaudited)




Investment Interest Income                            $685,939
                                                    -----------

Expenses (note 2):
    Investment advisory fees                            11,508
    Administration fees                                 13,810
    Distribution fee                                    23,037
    Custodial fees                                       6,079
    Auditing and tax accounting fees                     5,268
    Legal fees                                           4,784
    Other expenses                                       3,278
                                                    -----------
        Total expenses                                  67,764
                                                    -----------

Net Investment Income                                 $618,175
                                                    ===========



See accompanying notes to financial statements.

                            SMITH HAYES TRUST, INC.
                        INSTITUTIONAL MONEY MARKET FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
         Six Months Ened December 31, 1995, and Year Ended June 30, 1995
                                   (Unaudited)



                                                  Six Months Ended
                                                    Dec. 31, 1995        1995
                                                    -------------    ----------
                                                    (Unaudited)
From Investment Operations:
    Net investment income
      distributed to shareholders                       $618,175       1,080,158
                                                    =============    ===========

From Share Transactions:
  (at constant net asset value of $1 per share)
    Shares sold                                       23,195,781      61,906,153
    Shares issued in reinvestment of
      dividends from net investment income               427,295         693,024
                                                    -------------    -----------
                                                      23,623,076      62,599,177

    Shares redeemed                                   22,457,448      66,271,044
                                                    -------------    -----------

    Total increase (decrease) in net assets
      derived from share transactions                  1,165,628     (3,671,867)

Net Assets:
    Beginning of period                               24,336,936      28,008,803
                                                    -------------    -----------
    End of period                                    $25,502,564      24,336,936
                                                    =============    ===========



See accompanying notes to financial statements.

                              SMITH HAYES TRUST, INC.
                               FINANCIAL HIGHLIGHTS
                          INSTITUTIONAL MONEY MARKET FUND
                      Six Months Ended December 31, 1995 and
                    Years Ended June 30, 1995 and 1994 and the
            Period from November 12, 1992 (commencement of operations)
                                 to June 30, 1993


                                Six Months Ended
                                  Dec. 31, 1995        1995      1994      1993
                               -------------------    ------    ------     -----
                                    (Unaudited)
Net asset value:
  Beginning of period                      $1.00        1.00      1.00      1.00
                                            ----        ----      ----      ----
  Income from investment operations,
    Net investment income                  0.027       0.054     0.040     0.009

  Less distributions,
    Dividends from net investment income  (0.027)     (0.054)   (0.040)  (0.009)
                                          -------     -------   -------   ------

  End of period                            $1.00        1.00      1.00      1.00
                                          ------       -----      ----      ----

Yield                                      5.18%*     5.63%     4.52%     4.28%*
                                           ====       ====      ====      ====

Effective yield                            5.31%*     5.79%     4.62%     4.37%*
                                           ====       ====      ====      ====
Ratios/Supplemental data:
  Net assets, end of period         $25,502,564 24,336,936 28,008,803 14,855,439

  Ratio of expenses to average net        0.59%*      0.54%     0.61%     0.68%*
assets

  Ratio of net income to average          5.36%*      5.42%     4.05%     4.40%*
net assets


*Annualized for those periods less
than twelve months in duration.

See accompanying notes to financial statements.

                             SMITH HAYES TRUST, INC.
                          Notes to Financial Statements
                                December 31, 1995
                                   (Unaudited)


1.  Organization and Significant Accounting Policies
    SMITH HAYES Trust, Inc. (the Company) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. These financial statements relate only to the Institutional Money Market Fund (the Fund).

    The following is a summary of significant accounting policies employed by the Company in preparing its financial statements.

    Valuation of Investments: Fund securities are valued at amortized cost. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost as defined is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors. This method of valuation is used consistently throughout the industry by money market funds wishing to maintain a constant net asset value per share. The Fund maintains a constant net asset value of $1 per share.

    Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. Realized gains or losses on sales of investments are determined by specifically identifying the issue sold. In computing net investment income, the Fund amortizes premiums and discounts and accrue interest income daily.

    Federal Income Taxes: It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to have the Fund distribute virtually all of its taxable income generated to it's shareholders. Therefore, no liability for Federal income taxes is required. On a calendar year basis, the Fund, will distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of any Federal excise taxes. The Fund prepares its tax return on an accrual basis.

    Distributions to Shareholders: Dividends to shareholders are accrued and declared daily from net investment income. Payments or reinvestments of dividends are made monthly.



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                               SMITH HAYES TRUST, INC.
                            Notes to Financial Statements


1.  Continued
    Trust Certificates: The trust certificates represent U. S. Government guaranteed student loans held by Mid-America Student Finance Trust (the Trust). The Trust invests in eligible student loans issued under the Higher Education Act of 1965 as amended (the Act) established by the U. S. Government to provide access to funds for students attending post-secondary institutions. The Trust purchases the student loans from Nebraska and Iowa banks who are eligible lenders as defined by the Act. The terms of the loans, which vary on an individual basis, generally provide for repayment in monthly installments over a period normally not in excess of ten years.

    All of the student loans are guaranteed by various authorized guarantee agencies who have contracts of reinsurance with the Department of Education. These guarantees are made subject to the performance of certain loan servicing procedures stipulated by the Act. If these due diligence requirements are not met, the affected loans may not be covered by the guarantees should the borrower default.

    For liquidity purposes, certain banks have entered into unconditional agreements to repurchase a predetermined amount of student loans from the Trust upon five days written notice. The maximum amount any bank is obligated to repurchase is five percent of the total student loans owned by the Trust. The repurchase agreements are cancelable with 30 days advance written notice. At December 31, 1995, 35 banks have entered into repurchase agreements for an aggregate total of $47,000,000.

2.  Management Fee, Distribution Expense and Transactions with Affiliates
    The Fund has retained CONLEY SMITH, Inc. (the Adviser) as its exclusive investment adviser. Under the terms of the agreement the adviser is paid a monthly fee computed at an annual rate of .10% of the average daily net assets of the Fund.

    On July 18, 1995, the Fund also retained Lancaster Administrative Services, Inc. (the Administrator), as successor to CONLEY SMITH, Inc., to act as its administrator and transfer agent. The agreements provide for a fee computed and paid monthly at an annual rate of .12% of the average daily net assets of the Fund.

    The Fund has retained SMITH HAYES Financial Services Corporation (the Distributor), a company related through common ownership and management, to act as the underwriter and distributor of the Fund's shares. Pursuant to the shareholder approved distribution plan under Rule 12b-1, the Fund will reimburse the Distributor for

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                               SMITH HAYES TRUST, INC.
                            Notes to Financial Statements


2.  Continued
    shareholder-related expenses incurred in connection with the distribution of the Fund's shares. Aggregate payments cannot exceed the annual rate of .20% of the Fund's average daily net assets.

    Under the terms of the advisory, administrative and distribution agreements outlined above, the Fund paid $11,508, $13,810 and $23,037, respectively, for such services.

    In addition to the amounts paid under the advisory, administration and distribution plans, the Fund primarily used SMITH HAYES Financial Services Corporation (SMITH HAYES) to affect security trades on its behalf. As is customary in the industry, the adviser evaluates the pricing and ability to execute the transaction in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $256 for brokerage services during the six months ended December 31, 1995.

    At December 31, 1995, the directors, officers, and employees of the Company, the Adviser, Administrator, Distributor and their immediate families held 1,463,245 shares of the Fund, which constituted 5.73% of the Fund's outstanding shares.